Business Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segments

NOTE 26 – BUSINESS SEGMENTS

Each of the Company’s reportable operating segments is a business unit that serves the specific needs of the Company’s customers based on the products and services it offers. The reportable segments are based upon those revenue-producing components for which separate financial information is produced internally and are subject to evaluation by the chief operating decision maker in deciding how to allocate resources to segments. The Company reports the results of its operations through three business segments: IBERIABANK, IMC, and LTC.

The IBERIABANK segment represents the Company’s commercial and retail banking functions including its lending, investment, and deposit activities. IBERIABANK also includes the Company’s wealth management, capital markets, and other corporate functions that are not specifically related to a strategic business unit. The IMC segment represents the Company’s origination, funding and subsequent sale of one-to-four family residential mortgage loans. The LTC segment represents the Company’s title insurance and loan closing services. Certain expenses not directly attributable to a specific reportable segment are allocated to segments based on pre-determined means that reflect utilization.

Also within IBERIABANK are certain reconciling items in order to translate reportable segment results into consolidated results. The following tables present certain information regarding our operations by reportable segment, including a reconciliation of segment results to reported consolidated results for the periods presented. Reconciling items between segment results and reported results include:

•	Elimination of interest income and interest expense representing interest earned by IBERIABANK on interest-bearing checking accounts held by related companies, as well as the elimination of the related deposit balances at the IBERIABANK segment;

•	Elimination of investment in subsidiary balances on certain operating segments included in total and average segment assets; and

•	Elimination of intercompany due to and due from balances on certain operating segments that are included in total and average segment assets.

IBERIABANK is considered a reportable segment based on the quantitative thresholds specified within ASC Topic 280, Segment Reporting (“ASC 280”). The Company’s wealth management, capital markets and trust operating segments are aggregated within the IBERIABANK reportable operating segment because they do not meet the thresholds specified by ASC 280 and based on the qualitative factors presented within ASC 280. The Company’s IMC and LTC segments do not meet the quantitative thresholds specified by ASC 280, but are reported because management believes information about those segments is useful to users of the financial statements.

(Dollars in thousands)	Year Ended December 31, 2014
	IBERIABANK	IMC	LTC	Consolidated
Interest income	$498,820	$5,992	$3	$504,815
Interest expense	42,983	1,721	—	44,704

Net interest income	455,837	4,271	3	460,111
Provision for loan losses	18,966	94	—	19,060
Mortgage income	71	51,726	—	51,797
Title income	—	—	20,492	20,492
Other non-interest income	101,401	(61)	(1)	101,339
Core deposit intangible amortization	5,569	—	—	5,569
Allocated expenses	(11,602)	8,203	3,399	—
Other non-interest expenses	407,461	44,761	16,688	468,910

Income before income taxes	136,915	2,878	407	140,200
Income tax provision	33,419	1,148	183	34,750

Net income	$103,496	$1,730	$224	$105,450

Total loans and loans held for sale, net of unearned income	$11,415,973	$165,143	$—	$11,581,116
Total assets	15,538,432	194,156	26,017	15,758,605
Total deposits	12,515,329	5,196	—	12,520,525

Average assets	14,431,459	176,003	25,223	14,632,685

(Dollars in thousands)	Year Ended December 31, 2013
	IBERIABANK	IMC	LTC	Consolidated
Interest income	$431,418	$5,747	$32	$437,197
Interest expense	45,150	1,803	—	46,953

Net interest income	386,268	3,944	32	390,244
Provision for loan losses	5,123	22	—	5,145
Mortgage income	2	64,195	—	64,197
Title income	—	—	20,526	20,526
Other non-interest income	84,243	(10)	2	84,235
Core deposit intangible amortization	4,499	—	—	4,499
Allocated expenses	(7,453)	5,417	2,036	—
Other non-interest expenses	402,170	49,723	16,693	468,586

Income before income taxes	66,174	12,967	1,831	80,972
Income tax provision	10,035	5,093	741	15,869

Net income	$56,139	$7,874	$1,090	$65,103

Total loans and loans held for sale, net of unearned income	$9,472,908	$147,553	$—	$9,620,461
Total assets	13,167,162	173,131	25,257	13,365,550
Total deposits	10,734,030	2,970	—	10,737,000

Average assets	12,794,997	183,513	25,478	13,003,988

(Dollars in thousands)	Year Ended December 31, 2012
	IBERIABANK	IMC	LTC	Consolidated
Interest income	$439,245	$5,858	$97	$445,200
Interest expense	61,349	2,101	—	63,450

Net interest income	377,896	3,757	97	381,750
Provision for loan losses	20,550	121	—	20,671
Mortgage income	6	78,047	—	78,053
Title income	—	—	20,987	20,987
Other non-interest income	76,967	(10)	—	76,957
Core deposit intangible amortization	4,900	—	—	4,900
Allocated expenses	(3,282)	2,340	942	—
Other non-interest expenses	361,428	49,084	16,773	427,285

Income before income taxes	71,273	30,249	3,369	104,891
Income tax provision	15,192	11,871	1,433	28,496

Net income	$56,081	$18,378	$1,936	$76,395

Total loans and loans held for sale, net of unearned income	$8,485,363	$280,692	$—	$8,766,055
Total assets	12,796,811	308,152	24,715	13,129,678
Total deposits	10,745,528	2,749	—	10,748,277

Average assets	11,879,761	194,832	22,379	12,096,972